Intangible assets and goodwill - Summary of goodwill allocated to CGUs - (Detail) - RUB (₽) ₽ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Goodwill [Line Items]
Goodwill	₽ 6,954,183	₽ 6,989,255	[1]
Operating segments [member] | Russia [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	6,607,362	6,607,362
Operating segments [member] | Kazakhstan [member]
Disclosure Of Goodwill [Line Items]
Goodwill	164,853	183,554
Operating segments [member] | Belarus [member]
Disclosure Of Goodwill [Line Items]
Goodwill	₽ 181,968	₽ 198,339

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.